Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Provision for Income Taxes [Abstract]
U.S. Federal (tax benefit) provision at statutory rate					$ (467,320)	$ (561,403)
State (tax benefit) income taxes, net of federal benefit					(188,041)	(225,898)
Permanent differences					(64,035)	(40,511)
True up					28,151	78,612
Changes in valuation allowance					691,245	749,200
Total